Leases	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Leases of Lessee Disclosure [Text Block]

NOTE 13:- LEASES

The components of lease expense for the year ended December 31, 2019 were as follows:

Year ended
December 31, 2019

Operating lease	$3,857
Short-term lease	131
Total lease expense	$3,988

Cash paid for amounts included in the measurement of operating lease liabilities was $3,910 during the year ended December 31, 2019.

The Company’s operating lease agreements have remaining lease terms ranging from 1 year to 11 years, including agreements with options to extend the leases for up to 5 years.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended
December 31, 2019

Weighted average remaining lease term	9.3 years

Weighted average discount rate	3.1%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ended
December 31, 2019

2020	$4,341
2021	3,750
2022	2,938
2023	2,284
2024 and after	13,003
Total operating lease payments	$26,316
Less: imputed interest	3,183
Present value of lease liabilities	$23,133